UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Boulevard, Suite 230

St. Louis, MO 63141

(Address of principal executive offices)

 (Zip code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Sparrow Funds

ALTRIA GROUP, INC.

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 3/28/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Elizabeth E. Bailey as a Director	For	Issuer	For	With
1b	Election of Gerald L. Baliles as a Director	For	Issuer	For	With
1c	Election of John T. Casteen III as a Director	For	Issuer	For	With
1d	Election of Dinyar S. Devitre as a Director	For	Issuer	For	With
1e	Election of Thomaas F. Farrell II as a Director	For	Issuer	For	With
1f	Election of Thomas W. Jones as a Director	For	Issuer	For	With
1g	Election of George Munoz as a Director	For	Issuer	For	With
1h	Election of Nabil Y. Sakkab as a Director	For	Issuer	For	With
1i	Election of Michael E. Szymanczyk as a Director	For	Issuer	For	With
2	Ratification of the Selection of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Advisory vote on the compensation of the Company's named executive officers	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on the compensation of the Company's named executive officers. - for 1yr	For	Issuer	N/A	N/A
5	Shareholder Proposal - Address Concerns Regarding Tobacco Flavoring	Against	Issuer	Against	With

APPLE

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/27/2010	Meeting Date: 2/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of William V. Campbell Election of Millard S. Drexler Election of Albert A Gore, Jr. Election of Steven P. Jobs Election of Andrea Jung Election of Arthur D. Lebinson Election of Ronald D. Sugar	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as the company' s independent registered public accounting firm for fiscal year 2011	For	Issuer	For	With
3	Advisory vote on executive compensation	For	Issuer	For	With
4	Advisory vote on the frequency of the advisory vote on executive compensation - for 1yr	For	Issuer	For	With
5	Shareholder Proposal regarding succession planning, if properly presented a the meeting	Against	Issuer	Against	With
6	Shareholder proposal regarding majority voting, if properly *note* such other business as may properly come before the meeting or any adjournment thereof	Against	Issuer	Against	With

BALCHEM CORPORATION

Ticker Symbol:BCPC	Cusip Number:057665200
Record Date: 4/20/2011	Meeting Date: 6/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of David B. Fischer Election of Perry W. Premdas Election of Dr. John Y Televantos	For	Issuer	For	With
2	Proposal to approve an amendment to the articles of incorporation increasing the number of authorized shares of common stock from 60,000,000 to 120,000,000.	For	Issuer	For	With
3	Ratification of the appointment of McGladery & Pullen, the company's independent registered public accounting firm for 2011	For	Issuer	For	With
4	Non-Binding Advisory vote on named executive officers compensations described in the proxy statement.	For	Issuer	For	With
5	Non-Binding Advisory vote regarding frequency of future votes on executive compensation - for 3yr	For	Issuer	For	With

CHIPOTLE MEXICAN GRILL,INC

Ticker Symbol:CMG	Cusip Number:192446102
Record Date: 4/8/2011	Meeting Date: 6/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors John S. Charlesworth Election of Directors Montgomery F. Moran	For	Issuer	For	With
2	Approval of the Chipotle Mexican Grill, Inc. 2011 Stock Incentive Plan	For	Issuer	For	With
3	Approval of the Chipotle Mexican Grill, Inc. Employee Stock Purchase Plan	For	Issuer	For	With
4	An Advisory vote on the compensation of our executive officers as disclosed in the proxy statement.	For	Issuer	For	With
5	An advisory vote on frequency of say-on-pay votes. - for 3yr	For	Issuer	For	With
6	Ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for the year ending December 31, 2011	For	Issuer	For	With

COINSTAR, INC

Ticker Symbol:CSTR	Cusip Number:19259P300
Record Date: 4/4/2011	Meeting Date: 6/1/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Deborah L. Bevier Election of Directors David M. Eskenazy Election of Directors Robert D Sznewajs	For	Issuer	For	With
2	Approve the Coinstar, Inc. 2011 Incentive Plan.	For	Issuer	For	With
3	Approve the advisory resolution on the compensation of the Company's Named Executive Officers	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on the compensation of the Company's Named Executive Officers - for 1yr	For	Issuer	For	With
5	Ratify appointment of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

CREDIT ACCEPTANCE CORP

Ticker Symbol:CACC	Cusip Number:225310101
Record Date: 3/24/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Donald A Foss Election of Directors Glenda J. Flanagan Election of Directors Brett A. Roberts Election of Directors Thomas N. Tryforos Election of Directors Scott J. Vassalluzzo	For	Issuer	For	With
2	Advisory vote on executive compensation	For	Issuer	For	With
3	Advisory vote on the frequency of future advisory vote on executive compensation - for 1yr	For	Issuer	For	With
4	Ratification of the selection of Grant Thornton LLP as Credit Acceptance Corporation's independent registered public accounting firm for 2011	For	Issuer	For	With

DECKERS OUTDOOR CORPORATION

Ticker Symbol:DECK	Cusip Number:243537107
Record Date: 4/4/2011	Meeting Date: 5/31/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Angel R. Martinez Election of Directors Rex A. Licklider Election of Directors John M. Gibbons Election of Directors John G. Perenchio Election of Directors Maureen Conners Election of Directors Ruth M. Owades Election of Directors Karyn O. Barsa	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2011.	For	Issuer	For	With
3	To re-approve the material terms of the performance goals under our 2006 equity incentive plan.	For	Issuer	For	With
4	To approve by advisory vote, our executive compensation program	For	Issuer	For	With
5	To recommend by advisory vote, the frequency of executive compensation program votes - for 1yr	For	Issuer	For	With

DOLLAR TREE, INC

Ticker Symbol:DLTR	Cusip Number:256746108
Record Date: 4/15/2011	Meeting Date: 6/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Macon F. Brock, Jr. Election of Directors Mary Anne Citrino Election of Directors Thomas E. Whiddon	For	Issuer	For	With
2	To Approve on an Advisory basis, the compensation of the company's named executive officers	For	Issuer	For	With
3	To recommend, on an advisory basis, the frequency of future advisory votes on executive compensation - for 3yr	For	Issuer	For	With
4	To approve the Ominbus incentive plan	For	Issuer	For	With
5	To ratify the selection of KPMG as the company's independent registered public accounting firm.	For	Issuer	For	With

F5 NETWORK, INC

Ticker Symbol:FFIV	Cusip Number:315616102
Record Date: 1/7/2011	Meeting Date: 3/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Class I Director John Chapple Election of Class III Director A Gary Ames Election of Class III Director Scott Thompson	For	Issuer	For	With
2	To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for fiscal year 2011	For	Issuer	For	With
3	To approve an advisory vote on compensation of our named executive officers	For	Issuer	For	With
4	To recommend an advisory vote on the frequency of the advisory vote on compensation of our named executive officers - for 3yr	For	Issuer	For	With

FOSSIL, INC

Ticker Symbol:FOSL	Cusip Number:349882100
Record Date: 3/30/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Nominees Elaine Agather Jeffrey N. Boyer Kosta N. Kartsotis Elysia Holt Ragusa Jal S. Shroff James E Skinner Michael Steinberg Donald J. Stone James M. Zimmerman	For	Issuer	For	With
2	Advisory vote on executive compensation as disclosed in these materials	For	Issuer	For	With
3	Advisory vote on whether an advisory vote on executive compensation should be held every one, two or three years - for 3yr	For	Issuer	For	With
4	Proposal to ratify the appointment of Deloitte and Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011	For	Issuer	For	With

GENESEE & WYOMING, INC

Ticker Symbol:GWR	Cusip Number:371559105
Record Date: 4/1/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Nominees Mortimer B. Fuller III John C. Hellmann Robert M. Melzer	For	Issuer	For	With
2	Proposal to ratify the adoption of the second amended and restated 2004 Ominbus incentive Plan	For	Issuer	For	With
3	Proposal to approve the amendment and restatement of the company's restted certificate of incorporation.	For	Issuer	For	With
4	Say on pay - a non billing, advisory vote on executive compensation	For	Issuer	For	With
5	Say when on pay a non binding, advisory vote on the frequency of future advisory votes on executive compensation - for 3yr	For	Issuer	For	With
6	Proposal to ratify the selection of Pricewaterhousecoopers, LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

HANSEN NATURAL CORPORATION

Ticker Symbol:HANS	Cusip Number:411310105
Record Date: 3/28/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: Rodney C. Sacks Election of Director: Hilton H. Schlosberg Election of Director: Norman C. Epstein Election of Director: Benjamin M. Polk Election of Director: Sydney Selati Election of Director: Harold C. Taber, Jr. Election of Director: Mark S. Vidergauz	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	Proposal to approve the Hansen Natural Corporation 2011 Omibus Incentive plan.	For	Issuer	For	With
4	Proposal to approve, on non-binding, advisory basis the compensation of the company's named executive officers.	For	Issuer	For	With
5	Proposal to approve, on non-binding, advisory basis the frequency with which stockholder will approve the compensation of the company's named executive officers. - for 3yr	For	Issuer	For	With
6	Stockholder proposal regarding the amendment of our organization document to require majority voting for the election of directors.	Against	Issuer	Against	With

INTUIT, INC

Ticker Symbol:INTU	Cusip Number:461202103
Record Date: 11/22/2010	Meeting Date: 1/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director David H. Batchelder Election of Director Christopher W. Brody Election of Director Willaim V. Cambell Election of Director Scott D. Cook Election of Director Daiane B. Greene Election of Director Michael R. Hallman Election of Director Edward a. Kangas Election of Director Suzanne Nora Johnson Election of Director Dennis D. Powell Election of Director Brad D. Smith	For	Issuer	For	With
2	Ratify the selection of Ernst & Young LLP as our independent registered public accounting fir for fiscal year 2011.	For	Issuer	For	With
3	Approve the amended and restated 2005 equity incentive plan.	For	Issuer	For	With
4	Approve a non-binding advisory resolution regarding executive compensation	For	Issuer	For	With

LULULEMON ATHLETICA, INC

Ticker Symbol:LULU	Cusip Number:550021109
Record Date: 4/19/2011	Meeting Date: 6/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director Michael Casey Election of Director roann Costin Election of Director Brad Martin	For	Issuer	For	With
2	To ratify the appointment of Pricewatercooper LLP as the company's independent registered public accounting firm for the fiscal year ending January 29, 2012	For	Issuer	For	With
3	To adopt a non-ending resolution to approve the compensation of our executive officers.	For	Issuer	For	With
4	To provide a non-binding vote on the frequency of holding a stockholder vote to approve the compensation of our executive officers - for 3yr	For	Issuer	For	With
5	To approve the performance goals and grant limits contained in our 2007 equity incentive plan.	For	Issuer	For	With
6	To approve the material terms of our executive bonus plan.	For	Issuer	For	With
7	To approve an amendment to our certificate of incorporation to effect a two-for-one forward stock split, with a proportionate increase I the number of authorized shares of our common stock and special voting stock and a proportionate reduction in the par value of such stock.	For	Issuer	For	With

MCDONALD'S CORPORATION

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 3/22/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director Susan E. Arnold Election of Director Richard H. Lenny Election of Director Cary D. McMillan Election of Director Shelia A. Penrose Election of Director James A. Skinner	For	Issuer	For	With
10	Advisory vote on shareholder proposal relating to a report on children's nutrition.	Against	Issuer	Against	With
11	Advisory vote on shareholder proposal relating to beverage containers.	Against	Issuer	Against	With
2	Advisory vote on the approval of the appointment of an independent registered public accounting fir to serve as independent authors for 2011.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on the compensation. - for 1yr	For	Issuer	For	With
5	Eliminate super-majority voting requirements in Article Twelfth of our Restated Certificate of Incorporation by repealing such article (Transaction with Interested Shareholders).	For	Issuer	For	With
6	Eliminate super-majority voting requirements in Article Thirteenth of our Restated Certificate of Incorporation by repealing such article (Shareholder Action).	For	Issuer	For	With
7	Eliminate super-majority voting requirements in Article Fourteenth of our Restated Certificate of Incorporation by repealing such article (Board of Directors).	For	Issuer	For	With
8	Advisory vote on shareholder proposal relating to classified board.	Against	Issuer	Against	With
9	Advisory vote on shareholder proposal relating to use of controlled atmosphere stunning.	Against	Issuer	Against	With

NETFLIX, INC

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 4/5/2011	Meeting Date: 6/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Reed Hasting Election of Directors Jay C. Hoag Election of Directors A. George (Skip) Battle	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2011.	For	Issuer	For	With
3	To approve our 2011 Stock Plan	For	Issuer	For	With
4	To receive a non-binding advisory vote on executive officer compensation.	For	Issuer	For	With
5	To receive a non-binding advisory vote on the frequency of votes on executive officer compensation. - for 1yr	For	Issuer	For	With
6	Consideration of a stockholder proposal if properly brought before the meeting regarding majority voting.	Against	Issuer	Against	With

OCCIDENTAL PETROLEUM CORPORATION

Ticker Symbol:OXY	Cusip Number:674599105
Record Date: 3/15/2011	Meeting Date: 5/6/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: Spencer Abraham Election of Director: Howard I. Atkins Election of Director: Stephen I. Chazen Election of Director: Edward P. Djerejian Election of Director: John E. Feick Election of Director: Margaret M. Foran Election of Director: Carlos M. Gutierrez Election of Director: Ray R. Irani Election of Director: Avedick B. Poladian Election of Director: Rodolfo Segovia Election of Director: Aziz D. Syriani Election of Director: Rosemary Tomich Election of Director: Walter L. Weisman	For	Issuer	For	With
2	Ratification of selection of KPMG as independent auditors	For	Issuer	For	With
3	Advisory vote approving executive compensation	For	Issuer	For	With
4	Advisory vote on frquency of advisory vote on executive compensation - for 1yr	For	Issuer	N/A	N/A
5	Report on political expenditures and spending processes	Against	Issuer	Against	With
6	Required nomination of director with environmental expertise	Against	Issuer	Against	With

OPENTABLE, INC

Ticker Symbol:OPEN	Cusip Number:68372A104
Record Date: 4/14/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors William Gurley Elections of Directors Daniel Meyer	For	Issuer	For	With
2	The ratification of Deloitte & Touche LLP as the independent registered public accounting firm for the year ended December 31, 2011	For	Issuer	For	With
3	Advisory vote on the compensation of our named executive officers	For	Issuer	For	With
4	Advisory vote on the frequency of an advisory vote on the compensation of our named executive officers - for 1yr	For	Issuer	For	With

PANERA BREAD COMPANY

Ticker Symbol:PNRA	Cusip Number:69840W108
Record Date: 4/5/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director Ronald M. Shaich Election of Director Fred K. Foulkes	For	Issuer	For	With
2	Approve a non-binding advisory vote on the compensation of the company's named executive officers.	For	Issuer	For	With
3	Recommend, in a non-binding advisory vote, the frequency of advisory stockholder votes on executive compensation - for 1yr	For	Issuer	For	With
4	Approve an amendment to the company's certification of incorporation to increase the number of shares of capital stock authorized for issuance from 87,000,000 shares to 124,500,000 shares	For	Issuer	For	With
5	Ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 27, 2011	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/15/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Harold Brown as a Director Election of Mathis Cabiallavetta as a Director Election of Louis C. Camilleri as a Director Election of J. Dudley Fishburn as a Director Election of Jennifer Li as a Director Election of Graham Mackay as a Director Election of Sergio Marchionne as a Director Election of Lucio A. Noto as a Director Election of Carlos Slim Helu as a Director Election of Stephen M. Wolf as a Director	For	Issuer	For	With
2	Ratification of the Selection of Independent Auditors	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on executive compensation - for 1yr	For	Issuer	For	With
5	Stockholder Proposal 1 - Food insecurity and tobacco use	Against	Issuer	Against	With
6	Stockholder Proposal 2 - Independent Board Chair	Against	Issuer	Against	With

PRICELINE.COM INCORPATED

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 4/14/2011	Meeting Date: 6/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors Jeffrey H. Boyd Elections of Directors Ralph M. Bahna Elections of Directors Howard W. Barker, Jr. Elections of Directors Jan L. Doctor Elections of Directors Jeffrey E. Epstein Elections of Directors James M. Guyette Elections of Directors Nancy B. Peretsman Elections of Directors Craig W. Rydin	For	Issuer	For	With
2	The ratification the selection of Deloitte & Touche LLP as independent registered public accounting firm for the company for our fiscal year ended December 31, 2011	For	Issuer	For	With
3	To cast a non-binding advisory vote on the compensation paid by the company to our named executive officers	For	Issuer	For	With
4	To cast a non-binding advisory vote on the frequency of casting future non-binding advisory votes on the compensation paid by the company to our named executive officers - for 1yr	For	Issuer	For	With
5	To consider and vote upon a stockholder proposal on stockholder action by written consent. *Note* such other business as may properly come before the meeting or any adjournment thereof.	Against	Issuer	Against	With

THE BOSTON BEER, CO

Ticker Symbol:SAM	Cusip Number:100557107
Record Date: 3/28/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors David A. Burwick Election of Directors Pearson C. Cummin Election of Directors Jean-Michael Valette	For	Issuer	For	With
2	Proposal to approve the advisory (non-binding) resolution relating to executive compensation	For	Issuer	For	With
3	Shareholder advisory vote on frequency of executive compensation vote - for 1yr	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 2/28/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors P.M. Arway Elections of Directors R.F. Cavanaugh Elections of Directors C.A. Davis Elections of Directors J.M. Mead Elections of Directors J.E. Nevels Elections of Directors A.J. Palmer Elections of Directors T.J. Ridge Elections of Directors D. L. Shedlarz Elections of Directors D.J. West	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as independent auditors for 2011	For	Issuer	For	With
3	Approve on a non-binding advisory basis, a resolution approving executive compensation	For	Issuer	For	With
4	Select, on a non-binding advisory basis the frequency of stockholder votes on executive compensation - for 1yr	For	Issuer	For	With
5	Approve The Hershey Company amended and restated equity and incentive compensation plan	For	Issuer	For	With

THE TORO COMPANY

Ticker Symbol:TTC	Cusip Number:891092108
Record Date: 1/21/2011	Meeting Date: 3/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors Jeffrey M. Ettinger Elections of Directors Katherine J. Harless Elections of Directors Inge G. Thulin Elections of Directors Michael Hoffman	For	Issuer	For	With
2	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for our fiscal year ending October 31, 2011	For	Issuer	For	With
3	Advisory vote on executive compensation	For	Issuer	For	With
4	Advisory vote on the frequency of an executive compensation advisory vote - for 3yr	For	Issuer	For	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/24/2011	Meeting Date: 3/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors Susan E. Arnold Elections of Directors John E. Bryson Elections of Directors John S. Chen Elections of Directors Judith L. Estrin Elections of Directors Robert A Iger Elections of Directors Steven P. Jobs Elections of Directors Fred H. Langhammer Elections of Directors Aylwin B. Lewis Elections of Directors Monica C. Lozano Elections of Directors Robert W. Matschullar Elections of Directors John E. Pepper, Jr Elections of Directors Sheryl K. Sandberg Elections of Directors Orin C. Smith	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCoopersLLP as the Company's registered public accountants for 2011	For	Issuer	For	With
3	To approve the 2011 Stock Incentive Plan	For	Issuer	For	With
4	To approve the advisory resolution on executive compensation	For	Issuer	For	With
5	To approve holding an advisory vote on executive compensation every one, two or three years, as indicated - for 1yr	For	Issuer	For	With
6	To approve the shareholder proposal relating to performance tests for restricted stock units	Against	Issuer	Against	With

VERIFONE SYSTEMS, INC

Ticker Symbol:PAY	Cusip Number:92342Y109
Record Date: 5/6/2011	Meeting Date: 6/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors Robert W. Alspaugh Elections of Directors Douglas G. Bergeron Elections of Directors Dr. Leslie G. Denend Elections of Directors Alex W. Hart Elections of Directors Robert B. Henske Elections of Directors Richard A. McGinn Elections of Directors Eitan Raff Elections of Directors Charles R. Rinehart Elections of Directors Jeffrey E. Stiefler	For	Issuer	For	With
2	To approve certain amendments to the VeriFone 2006 Equity Incentive Plan to increase the number of shares of common stock that may be issued thereunder and to effect certain other changes thereunder	For	Issuer	For	With
3	To approve the Amended and Restated VeriFone Bonus Plan	For	Issuer	For	With
4	To hold an advisory vote on compensation of our named executive officers	For	Issuer	For	With
5	To hold an advisory vote on the frequency of the advisory vote on compensation of our anmed executive officers - for 1yr	For	Issuer	For	With
6	To ratify the selection of Ernst & Young LLP as VeriFone's independent registered public accounting firm for our fiscal year ending October 31, 2011	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/Gerald Sparrow

* /s/Gerald Sparrow

President and Treasurer

Date: August 22, 2011

*Print the name and title of each signing officer under his or her signature.